Operating Segments Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 645,387,710	$ 20,573,405	$ 595,409,585	$ 581,914,471
Customer One [member]
Disclosure of operating segments [line items]
Operating revenue	$ 0		$ 0	$ 0
Percentage of entity's revenue	10.00%	10.00%	10.00%	10.00%
Packaging and EMS segments [member] | Customer One [member]
Disclosure of operating segments [line items]
Operating revenue	$ 161,282,046	$ 5,141,283	$ 174,486,187	$ 170,970,446